LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2020
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LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
9.	LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2020	2019
Entertainment production costs	$68,804	$76,795
Less: accumulated amortization	(68,804)	(72,230)

Entertainment production costs, net	—	4,565
Advance payments for construction costs	59,564	32,911
Other long-term assets and other	58,209	53,177
Long-term prepayments	49,648	408
Deferred financing costs, net	44,033	885
Deferred rent assets	34,311	37,835
Other deposits	13,984	16,709
Input value-added tax, net	13,172	12,469
Deposits for acquisition of property and equipment	11,687	13,642
Long-term casino accounts receivables, net of allowances for credit losses of $16,517 and $25,026	—	3,877

Long-term prepayments, deposits and other assets	$284,608	$176,478

Entertainment production costs represent amounts incurred and capitalized for entertainment shows in City of Dreams. The Company amortized the entertainment production costs over 10 years or the respective estimated useful lives of the entertainment shows, whichever is shorter.
Input value-added tax, net represents the value-added tax expected to be recoverable from the tax authority in the Philippines mainly connected with the purchase of assets or services for City of Dreams Manila. Certain input value-added tax incurred on purchase of assets of $8,648 was considered non-refundable and, therefore, recognized as property and equipment for the year ended December 31, 2019. During the years ended December 31, 2020, 2019 and 2018, provisions for input value-added tax expected to be non-recoverable
amounting to $5,786, $3,733 and $4,095, respectively, were recognized in the accompanying consolidated statements of operations.
Long-term casino accounts receivables, net represent receivables from casino customers where settlements are not expected within the next year. Reclassifications to current accounts receivable, net, are made when settlement of such balances are expected to occur within one year.